Share Based Compensation Expenses - Schedule of Weighted Average Remaining Contractual Life (Details)	12 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Weighted Average Remaining Contractual Life [Abstract]
Adjusted Exercise price, Unvested | $ / shares	$ 400
Number of Options, Unvested | shares	2,344
Remaining contractual life (years), Unvested	8 months 12 days
Adjusted Exercise price, Vested | $ / shares	$ 400
Number of Options, Vested | shares	4,688
Remaining contractual life (years), Vested	8 months 12 days
Adjusted Exercise price, Weighted average | $ / shares	$ 400
Number of Options, Weighted average | shares	7,032
Remaining contractual life (years), Weighted average	8 months 12 days